Inventories - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes Of Inventories [Line Items]
Inventory writeback	$ (7)	$ (15)
Decrease through write-off, financial assets	18	35
Inventories pledged as security for liabilities	754	621
Previously stated
Classes Of Inventories [Line Items]
Net inventory write- back	$ 25	$ 50